Expense Example, No Redemption {- Franklin Total Return Fund} - Franklin Investors Securities Trust - FIST2-35 - Franklin Total Return Fund - Class C	Mar. 01, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 132
3 Years	423
5 Years	735
10 Years	$ 1,622